Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2023	Current	Non-current	December 31, 2022	Current	Non-current

Nordea Bank secured term loan	$18,792	$3,739	$15,053	$20,663	$3,740	$16,923
Piraeus Bank secured term loans	63,060	8,073	54,987	67,584	9,048	58,536
Alpha Bank secured term loans	38,150	4,200	33,950	40,250	4,200	36,050
less unamortized deferred financing costs	(697)	(226)	(471)	(822)	(242)	(580)
Total debt, net of deferred financing costs	$119,305	$15,786	$103,519	$127,675	$16,746	$110,929

Maturities of Debt Facilities
As at June 30, 2023, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment

July 1, 2023 through June 30, 2024	$16,012
July 1, 2024 through June 30, 2025	26,352
July 1, 2025 through June 30, 2026	11,298
July 1, 2026 through June 30, 2027	11,298
July 1, 2027 through December 31, 2027	55,042
Total	$120,002